Stock Options, Stock Appreciation Rights and Warrants (Details Textual) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue		3,000,000
Options outstanding	4,724,000	3,273,000
2003 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue		2,500,000
Options outstanding	2,279,000	2,283,000
Additional number of shares authorized to issue	2,500,000
2014 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	3,000,000	3,000,000
Options outstanding	990,000	990,000
Additional number of shares authorized to issue	5,000,000	5,000,000
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,455,000	1,455,000	1,455,000